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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                  Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

01-03   GER    19100    15.0337     16.59          Weeden & Co.
01-04   GER    12500    14.5000     16.58              " "
01-05   GER     3100    14.5544     16.35              " "
01-06   GER     5700    14.8618     16.34              " "
01-20   GER     5700    15.7061     17.43              " "



The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  02/01/00